Taxes (Details 2) - USD ($)	12 Months Ended
	Jun. 30, 2018	Jun. 30, 2017	Jun. 30, 2016
Taxes [Abstract]
Current income tax provision	$ 95,923	$ 102,568	$ 365,866
Deferred income tax benefit	(208,051)	(221,114)	(96,713)
Total (benefit) provision for income tax expenses	$ (112,128)	$ (118,546)	$ 269,153